Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

July 31, 2021

EMF-QTLY-0921
1.804872.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 0.8%
Lynas Rare Earths Ltd. (a)	11,851,610	$63,838,211
Brazil - 4.5%
Atacadao SA	17,996,300	65,616,999
Boa Vista Servicos SA	16,305,938	36,285,858
Hapvida Participacoes e Investimentos SA (b)	22,150,200	60,518,859
Localiza Rent A Car SA	7,480,945	89,270,049
Rumo SA (a)	17,160,667	68,072,650
Suzano Papel e Celulose SA (a)	5,163,400	53,604,385

TOTAL BRAZIL		373,368,800

Canada - 0.6%
First Quantum Minerals Ltd.	2,262,500	48,456,236
Cayman Islands - 22.5%
Alibaba Group Holding Ltd. (a)	19,491,332	476,032,027
Chailease Holding Co. Ltd.	12,765,000	106,034,352
Medlive Technology Co. Ltd.	626,000	2,222,092
Meituan Class B (a)(b)	7,608,400	210,535,283
NetEase, Inc. ADR	930,100	95,065,521
Pinduoduo, Inc. ADR (a)	1,316,100	120,567,921
Sea Ltd. ADR (a)	320,300	88,454,048
Shenzhou International Group Holdings Ltd.	2,971,900	65,956,213
Silergy Corp.	427,000	57,993,383
Tencent Holdings Ltd.	9,191,700	554,334,398
Zai Lab Ltd. ADR (a)	561,100	81,140,671

TOTAL CAYMAN ISLANDS		1,858,335,909

China - 8.7%
Angel Yeast Co. Ltd. (A Shares)	7,754,920	56,132,541
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares) (a)	8,539,692	47,896,128
Kweichow Moutai Co. Ltd. (A Shares)	557,233	144,795,461
Luxshare Precision Industry Co. Ltd. (A Shares)	10,855,488	62,127,842
Midea Group Co. Ltd. (A Shares)	5,339,948	52,486,686
OPT Machine Vision Tech Co. Ltd. (A Shares)	796,600	40,998,434
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	6,044,599	43,724,637
Shenzhen Expressway Co. Ltd. (H Shares)	31,374,640	29,633,948
Shenzhen H&T Intelligent Control Co. Ltd. (A Shares)	10,418,449	42,470,645
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,446,256	87,371,415
Sinopharm Group Co. Ltd. (H Shares)	21,017,200	55,172,128
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	16,938,282	56,098,745

TOTAL CHINA		718,908,610

France - 4.2%
Dassault Systemes SA	1,294,380	71,429,519
Hermes International SCA	55,319	84,586,969
LVMH Moet Hennessy Louis Vuitton SE	111,799	89,513,810
Sartorius Stedim Biotech	176,400	100,714,191

TOTAL FRANCE		346,244,489

Hong Kong - 3.2%
AIA Group Ltd.	5,968,200	71,414,075
Hong Kong Exchanges and Clearing Ltd.	1,148,074	73,276,761
Hysan Development Co. Ltd.	15,208,000	59,883,647
Techtronic Industries Co. Ltd.	3,409,500	60,940,729

TOTAL HONG KONG		265,515,212

Hungary - 0.7%
Richter Gedeon PLC	2,158,900	59,254,200
India - 12.5%
Adani Ports & Special Economic Zone Ltd.	6,530,700	59,251,409
Burger King India Ltd.	13,898,436	33,809,710
FSN E-Commerce Ventures Pvt Ltd. (c)(d)	1,693,920	8,177,363
HDFC Bank Ltd.	3,949,194	76,072,161
Housing Development Finance Corp. Ltd.	4,017,546	131,920,510
Kotak Mahindra Bank Ltd. (a)	4,543,948	101,143,007
Larsen & Toubro Ltd.	4,348,200	93,665,551
Petronet LNG Ltd.	32,522,700	95,476,797
Power Grid Corp. of India Ltd.	27,894,900	64,218,286
Power Grid Corporation of India Ltd. (a)	9,298,300	21,406,095
Reliance Industries Ltd.	6,875,818	188,239,084
Reliance Industries Ltd.	458,387	8,695,933
Reliance Industries Ltd. sponsored GDR (b)	665,900	36,824,270
Tata Consultancy Services Ltd.	2,378,500	101,337,438
Zomato Ltd. (c)	7,510,700	11,464,038

TOTAL INDIA		1,031,701,652

Indonesia - 1.9%
PT Bank Central Asia Tbk	45,553,400	94,020,328
PT Bank Rakyat Indonesia Tbk	265,582,194	68,134,184

TOTAL INDONESIA		162,154,512

Japan - 1.4%
Hoya Corp.	568,800	79,872,057
Tokyo Electron Ltd.	92,600	38,190,598

TOTAL JAPAN		118,062,655

Kenya - 1.4%
Safaricom Ltd.	302,364,800	116,797,453
Korea (South) - 6.8%
Kakao Corp.	678,000	86,458,586
NAVER Corp.	301,990	113,564,545
Samsung Electronics Co. Ltd.	5,330,987	363,026,545

TOTAL KOREA (SOUTH)		563,049,676

Mexico - 0.8%
Banco del Bajio SA (b)	20,610,277	36,900,485
Grupo Aeroportuario Norte S.A.B. de CV (a)	5,637,411	34,507,681

TOTAL MEXICO		71,408,166

Multi-National - 0.7%
HKT Trust/HKT Ltd. unit	42,316,000	57,502,038
Netherlands - 3.0%
ASML Holding NV (Netherlands)	153,500	117,333,053
Ferrari NV	294,900	64,373,721
Yandex NV Series A (a)	967,887	65,748,564

TOTAL NETHERLANDS		247,455,338

Philippines - 0.5%
Ayala Land, Inc.	59,726,900	39,104,407
Russia - 2.5%
Lukoil PJSC sponsored ADR	802,595	68,782,392
Sberbank of Russia	32,494,060	135,850,359

TOTAL RUSSIA		204,632,751

Saudi Arabia - 1.5%
Al Rajhi Bank	4,295,300	127,127,320
South Africa - 2.2%
Clicks Group Ltd.	4,148,583	75,058,878
Naspers Ltd. Class N	544,415	105,061,374

TOTAL SOUTH AFRICA		180,120,252

Sweden - 0.3%
VEF AB (a)(e)	41,773,262	22,564,666
Taiwan - 10.0%
E.SUN Financial Holdings Co. Ltd.	54,520,525	51,759,610
eMemory Technology, Inc.	2,289,000	107,765,695
Taiwan Semiconductor Manufacturing Co. Ltd.	28,614,000	598,596,231
Voltronic Power Technology Corp.	1,474,868	71,933,391

TOTAL TAIWAN		830,054,927

United States of America - 7.1%
Adobe, Inc. (a)	134,678	83,719,885
Dlocal Ltd.	425,000	19,184,500
Lam Research Corp.	105,408	67,188,113
Maravai LifeSciences Holdings, Inc.	984,300	43,279,671
NVIDIA Corp.	851,908	166,113,541
TaskUs, Inc.	368,816	11,230,447
Thermo Fisher Scientific, Inc.	104,338	56,343,563
UiPath, Inc. Class A (a)(f)	750,500	46,951,280
Yum China Holdings, Inc.	1,500,700	93,328,533

TOTAL UNITED STATES OF AMERICA		587,339,533

TOTAL COMMON STOCKS
(Cost $5,491,035,979)		8,092,997,013

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (c)(d)
(Cost $9,341,528)	85,253	9,905,546

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (g)	199,616,251	199,656,174
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	45,506,649	45,511,200
TOTAL MONEY MARKET FUNDS
(Cost $245,167,374)		245,167,374
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $5,745,544,881)		8,348,069,933
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(76,262,993)
NET ASSETS - 100%		$8,271,806,940

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,778,897 or 4.2% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,546,947 or 0.4% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$9,341,528
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$4,649,356
Zomato Ltd.	12/9/20 - 2/10/21	$5,294,723

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,616
Fidelity Securities Lending Cash Central Fund	194,001
Total	$291,617

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$225,898,034	$1,776,491,563	$1,802,729,650	$(3,773)	$--	$199,656,174	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	9,441,175	227,165,350	191,095,325	--	--	45,511,200	0.1%
Total	$235,339,209	$2,003,656,913	$1,993,824,975	$(3,773)	$--	$245,167,374

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VEF AB	$--	$--	$--	$--	$--	$8,988,746	$22,564,666
VEF Ltd. (depository receipt)	10,054,202	3,245,300	--	--	--	276,418	--
Total	$10,054,202	$3,245,300	$--	$--	$--	$9,265,164	$22,564,666

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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